REDEEMABLE NONCONTROLLING INTEREST - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Redeemable Noncontrolling Interest
Common shares purchased by Oriental Pearl, value	¥ 36,072,921	¥ 9,300,578
Ordinary shares
Redeemable Noncontrolling Interest
Common stock issued	15,444,882	46,771,429
Common shares purchased by Oriental Pearl, value	¥ 1,041,557	¥ 3,173,806